DISCONTINUED OPERATIONS - Components of assets and liabilities classified as held for sale (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net assets held for sale
Current assets	$ 776.4	$ 783.0	$ 1,510.1
Property, plant and equipment	3,100.1	3,136.4	3,272.8
Assets	8,070.7	7,757.3	7,071.8
Current liabilities	(993.0)	(1,136.9)	$ (917.1)
Net assets	$ (3,810.3)	(3,884.4)
Assets and liabilities classified as held for sale
Net assets held for sale
Current assets		1.3
Property, plant and equipment		72.5
Intangible assets and goodwill		21.2
Assets		95.0
Current liabilities		(6.6)
Net assets		$ 88.4